Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and work-in-progress	$ 28,904	$ 984,357
Finished goods	1,045,684	961,846
Gross inventories		1,946,203
Inventories	$ 1,074,588	$ 1,946,203